Other Non-Current Assets (Tables)	12 Months Ended
Jun. 30, 2024
Other Non-Current Assets [Abstract]
Schedule of Other Non-Current Assets	OTHER NON-CURRENT ASSETS
	As of June 30,
	2024	2023
Equity investment	54,289	41,372
Prepayment of brand authorization	4,600,000	4,600,000
Prepaid consulting fees or other expenses	16,430	462,967
Security deposit	-	16,260
Other long-term receivables	195,477	-
	$4,866,196	$5,120,599
Impairment	(4,600,000)	-
Other non-current assets	266,196	5,120,599